TURNOVER (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,879.9	$ 1,760.8	$ 1,650.1
Airports
DisclosureOfNetSalesLineItems [Line Items]
Net sales	1,780.3	1,662.6	1,565.9
Downtown and hotel shops
DisclosureOfNetSalesLineItems [Line Items]
Net sales	45.8	43.1	29.5
Railway stations and other
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 53.8	$ 55.1	$ 54.7